Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and applicable rules and regulations of the SEC regarding interim financial reporting. The condensed consolidated financial statements include the results of the Company and its wholly owned subsidiaries. As the Reorganization Transactions are considered transactions between entities under common control, the financial statements for periods prior to the IPO and Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes. Prior to the Reorganization Transactions, OneStream, Inc. had no operations. All significant intercompany transactions and balances have been eliminated during consolidation.

The consolidated balance sheet as of December 31, 2023 included herein was derived from the audited financial statements as of that date, but does not include all disclosures including certain notes required by GAAP on a recurring basis. The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and reflect all normal recurring adjustments necessary to present fairly the balance sheets, statements of operations, statements of comprehensive loss, statements of stockholders’ / members’ equity, and statements of cash flows for the interim periods, but are not necessarily indicative of the results to be expected for the full year or any other future period.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes for the year ended December 31, 2023 included in the IPO Prospectus.

Basis of Presentation

The accompanying consolidated financial statements have been prepared using accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the results of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated during consolidation. Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation.

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates its estimates including, but not limited to, allowance for doubtful accounts and credit losses, lives of tangible and intangible assets, valuation of equity-based awards, standalone selling prices (SSP) for each distinct performance obligation included in customer contracts with multiple performance obligations, and the period of benefit for deferred commissions. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Segment and Geographic Information

Segment and Geographic Information

The Company operates in one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who, in the Company’s case, is the Chief Executive Officer (CEO), in deciding how to allocate resources and assessing performance. The CEO allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geographic region, based on the physical location of the customer, was as follows (in thousands):

	Year Ended December 31,
	2022	2023
United States	$202,533	$262,855
Other	76,791	112,066
Total revenue	$279,324	$374,921

No foreign country accounted for 10% or more of revenue during the years ended December 31, 2022 and 2023.

As of December 31, 2022 and 2023, 94% and 92% of the Company’s property and equipment, net was in the United States and the remaining 6% and 8% was in foreign countries, respectively.

Foreign Currency

Foreign Currency

The functional currency of the Company’s foreign subsidiaries is primarily their respective local currency. The Company translates all assets and liabilities of foreign subsidiaries to U.S. dollars at the current exchange rate as of the applicable Consolidated Balance Sheet date. Revenue and expenses are translated at the average exchange rate prevailing during the period. The related unrealized gains and losses from foreign currency translation are recorded in accumulated other comprehensive loss as a component of members’ equity. Foreign currency transaction gains and losses are included within other expense, net in the consolidated statements of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company’s cash equivalents generally consist of amounts invested in money market funds. Cash equivalents are stated at fair value.
Marketable Securities

Marketable Securities

Marketable equity securities are measured at fair value with realized and unrealized gains and losses recognized in the consolidated statements of operations as other expense, net. The cost of securities sold is based on the specific-identification method.

As the Company views its marketable securities as available to support its current operations, it has classified all marketable securities as short-term.

Fair Value Measurements

Fair Value Measurements

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, Fair Value Measurements, requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practicable to estimate fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value, which are the following:

Level 1:	Quoted prices in active markets for identical or similar assets and liabilities.
Level 2:

Quoted prices for identical or similar assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical or similar assets or liabilities.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments primarily include cash and cash equivalents, marketable securities, accounts receivable, accounts payable, and accrued expenses and other current liabilities. Cash, cash equivalents and marketable securities are stated at fair value using Level 1 inputs. The fair value of accounts receivable, accounts payable, and accrued expenses and other current liabilities approximate the carrying value because of their short-term nature. The carrying value of the Company’s borrowings under its revolving credit facility approximates fair value based upon Level 2 inputs and borrowing rates available to the Company for borrowings with similar terms and consideration of the Company’s credit risk.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight‑line method over the estimated useful lives of the assets, which is generally three to seven years for furniture and equipment. The cost of leasehold improvements is depreciated over the lesser of the length of the related lease or seven years. Costs of maintenance and repairs are charged to expense as incurred.

Capitalized Software Costs

Capitalized Software Costs

The Company capitalizes certain qualifying internal-use software costs. Qualifying costs are capitalized, and amortization begins when the software is ready for its intended use. The Company capitalized $0.8 million and $1.2 million of costs as internal-use software during the years ended December 31, 2022 and 2023, respectively. Capitalized software costs are amortized on a straight-line basis over the estimated useful life of the related software, which is generally three years. Amortization of internal-use software was $1.3 million and $1.0 million for the years ended December 31, 2022 and December 31, 2023, respectively.

The Company has not capitalized any material ongoing costs of developing software products to be sold to third parties. Capitalization of development costs to be sold to third parties is required upon the establishment of technological feasibility of the product. New product versions are released on a regular basis, and the time between establishing technological feasibility and product release is very short. As a result, amounts that would qualify for capitalization have not been significant.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist primarily of accounting, legal, and other fees related to the Company’s IPO. During the nine months ended September 30, 2023, the Company abandoned its prior IPO preparations due to external market conditions and impaired $3.0 million of previously capitalized deferred offering costs. Prior to the completion of the IPO during 2024, the Company capitalized $7.1 million of deferred offering costs. Upon completion of the IPO, these costs were reclassified into stockholders’ / members’ equity as a reduction against the proceeds received from the IPO.

Deferred Offering Costs

Deferred offering costs consist primarily of accounting, legal, and other fees related to the Company’s proposed initial public offering (IPO). As of December 31, 2022, the Company had capitalized $3.0 million of deferred offering costs in other noncurrent assets on the consolidated balance sheet. During 2023, the Company abandoned its prior IPO preparations due to external market conditions and impaired the previously capitalized deferred offering costs.

Revenue Recognition

Revenue Recognition

Revenue related to contracts with customers is recognized in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized upon the transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Contracts with customers are generally non-cancellable and consideration paid by the customer for software licenses and services received from the Company is nonrefundable. As such, the Company does not estimate an allowance for refunds of services.

Payment terms and conditions vary by contract type, although the Company’s terms generally include a requirement of payment within 30 to 60 days from the invoice date. In instances where the timing of revenue recognition differs from the timing of payment, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company’s products and services, not to receive financing from its customers or to provide customers with financing, such as in the case of a multi-year term-based software license agreement that is invoiced annually with the software license revenue recognized upfront.

The Company determines revenue recognition based on the following steps:

1.
Identification of the contract, or contracts, with the customer
2.
Identification of the performance obligations in the contract
3.
Determination of the transaction price
4.
Allocation of the transaction price to the performance obligations in the contract
5.
Recognition of the revenue when, or as, a performance obligation is satisfied

Subscription Revenue

Subscription revenue consists of revenue from software-as-a-service (SaaS), post-contract customer support (PCS), and cloud computing.

SaaS arrangements with customers provide the customer with continuous access to the Company’s hosted software platform over the contractual period. SaaS revenue is recognized ratably over the contract term beginning on the date access to the platform is provided, consistent with the transfer of control of the SaaS subscription to the customer.

Cloud computing service fees are paid by those customers who choose to install and access their licensed software on a month-to-month subscription to a cloud hosting service offered by the Company, rather than manage it themselves. The Company’s performance obligation is to provide cloud computing services on a consumption basis during the contract term and the consideration received is based on customer consumption. The Company invoices for cloud computing services on a monthly basis as the service is utilized.

PCS includes unspecified technical enhancements, customer support, and maintenance for licensed software. Revenue from PCS is recognized ratably over the contractual term of the arrangement, consistent with the pattern of benefit to the customer, beginning on the date the service is made available to the customer.

License Revenue

License revenue consists of license revenue from both the Company’s term-based and perpetual software licenses (collectively referred to herein as licensed software). The Company satisfies its performance obligation and recognizes revenue for licensed software at the point in time when the customer is able to use and benefit from the software, which is generally when it is first made available to the customer or upon commencement of the license term, if later.

The typical length of a customer contract for term-based licensed software is three years and customers are generally invoiced in equal annual installments at the beginning of each year within the contractual period.

Professional Services and Other Revenue

Professional services and other revenue consist of fees associated with implementation and consulting services and training. Services do not result in significant customization of the software and are considered distinct. A substantial majority of the professional service contracts are provided on a time and materials basis and the related revenue is recognized as the service hours are performed. For time and materials projects, the Company invoices for services as the work is incurred.

Contracts with Multiple Performance Obligations

The Company has contracts with customers that contain multiple performance obligations that are distinct and are accounted for separately. For contracts with multiple performance obligations, such as licensed software sold with PCS, the transaction price is allocated to the separate performance obligations based on the relative stand‑alone selling price (SSP) of each distinct performance obligation.

The Company estimates SSP at contract inception considering all information that is reasonably available and is based on the amount of consideration for which the Company expects to be entitled in exchange for transferring the promised good or service to the customer. Judgment is required to determine the SSP for each distinct performance obligation. In instances where the SSP is not directly observable because the Company does not sell the product or service separately, the Company estimates the SSP considering market conditions, historical pricing relationships, peer data, industry data for similar products, and other observable inputs. Maximizing the use of observable inputs, the Company determined the pricing relationship between the licensed software and PCS which attributes the majority of the contract value to the licensed software and a minority to PCS.

Contract Modifications

In limited situations, the Company enters into agreements to modify previously executed contracts, which constitute contract modifications. The Company assesses each of these contract modifications to determine (i) if the additional products and services are distinct from the products and services in the original arrangement; and (ii) if the amount of consideration expected for the added products and services reflects the stand-alone selling price of those products and services, as adjusted for contract-specific circumstances. A contract modification meeting both criteria is accounted for as a separate contract. A contract modification not meeting both criteria is considered a change to the original contract, which the Company accounts for on either: (i) a prospective basis as a termination of the existing contract and the creation of a new contract; or (ii) a cumulative catch-up basis. Generally, the Company’s contract modifications meet both criteria and are accounted for as a separate contract, as adjusted for contract-specific circumstances.

Contract Balances

Accounts receivable are recorded at the invoice amount, net of allowance for doubtful accounts and credit losses. A receivable is recorded in the period the Company delivers products or provides services, or when it has an unconditional right to payment. In multi-year agreements, the Company generally invoices customers in equal annual installments at the beginning of each year within the contractual period. The Company records a receivable for multi-year licensed software, whether or not billed, to the extent it has an unconditional right to receive payment in the future related to those licenses.

The Company estimates the amount of uncollectible accounts receivable at the end of each reporting period and provides a reserve when needed based on an assessment of various factors including the aging of the receivable balance, historical experience, and expectations of forward-looking loss estimates. When developing the expectations of forward-looking loss estimates, the Company takes into consideration forecasts of future economic conditions, information about past events, such as historical trends of write-offs, and customer-specific circumstances, such as bankruptcies and disputes. Accounts receivable are written off when deemed uncollectible. Customer payment terms are typically net 30 to 60 days. As of December 31, 2022 and 2023, the balance in the allowance for doubtful accounts was $0.5 million and $1.2 million, respectively. The Company recorded bad debt expense of $0.5 million and $1.6 million for the years ended December 31, 2022 and 2023, respectively, which is presented in the consolidated statements of operations as general and administrative expenses.

Deferred revenue consists of customer billings in advance of revenue being recognized. The Company primarily invoices its customers for SaaS arrangements, PCS, and term-based software licenses in equal annual installments at the beginning of each year within the contractual period, though certain contracts require invoicing for the entire arrangement in advance. Amounts anticipated to be recognized within one year of the balance sheet date are recorded on the consolidated balance sheets as deferred revenue, current; the remaining portion is recorded as deferred revenue, noncurrent.

The balance of deferred revenue will fluctuate based on timing of invoices and recognition of revenue. The amount of revenue recognized during the years ended December 31, 2022 and 2023 that was included in deferred revenue at the beginning of each period was $59.9 million and $112.5 million, respectively.

Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods. The transaction price allocated to the remaining performance obligations is influenced by several factors, including seasonality, the timing of renewals, the timing of delivery of software licenses, average contract terms, and foreign currency exchange rates. Unbilled portions of the remaining performance obligations denominated in foreign currencies are revalued each period based on the period end exchange rates. Unbilled portions of the remaining performance obligations are subject to future economic risks including bankruptcies, regulatory changes, and other market factors.

The aggregate amount of the transaction price allocated to remaining performance obligations as of December 31, 2023 was $897.7 million. The Company expects to recognize approximately 35% of this amount as revenue in the next 12 months with the remaining balance recognized thereafter.

Deferred Commissions

The Company pays commissions for new sales of SaaS, cloud computing, and licensed software arrangements. Incremental sales commissions that are related to the acquisition of customer contracts are capitalized as deferred commissions on the consolidated balance sheets. The Company determines whether costs should be deferred based on whether the commissions are, in fact, incremental and would not have occurred absent the customer contract. The Company generally does not pay commissions for renewal contracts and therefore a portion of the commissions paid for new contracts relates to future renewals.

Commissions incurred upon the acquisition of SaaS contracts are amortized over an estimated period of benefit of five years. Commissions incurred upon the acquisition of month-to-month cloud computing contracts are amortized over an estimated period of benefit of 12 months. Commissions incurred upon the initial acquisition of licensed software contracts are allocated in proportion to the allocation of the transaction price of the license and PCS performance obligations. Commissions allocated to the license are expensed at the time the license revenue is recognized, while commissions allocated to PCS are amortized over an estimated period of benefit of five years Capitalized commission costs are recorded as deferred commissions on the consolidated balance sheets and amortized to sales and marketing in the consolidated statements of operations.

The Company determines the period of benefit for commissions related to subscription sales by taking into consideration the historical initial and renewal contractual terms, estimated renewal rates, and the technological life of the platform and related significant features.

The Company periodically reviews deferred commissions to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the years ended December 31, 2022 and 2023.

Cost of Revenues

Cost of Revenues

Cost of Subscription Revenue

Cost of subscription revenue consists of costs related to cloud computing and supporting the Company’s customers. These expenses are primarily comprised of third-party direct server and cloud storage costs and employee costs related to providing software maintenance and customer support.

Cost of Professional Services and Other Revenue

Cost of professional services and other revenue primarily consist of expenses directly related to the implementation of the Company’s licensed software and costs to train the Company’s customers and partners. These expenses are primarily comprised of employee compensation costs related to implementation and training services.

Equity-based Compensation

Equity-based Compensation

In 2019, the Company implemented a common unit option plan and an incentive compensation unit (ICU) plan, collectively referred to as Unit Award Plans, which are designed to attract and retain talent. Eligible participants include employees, managers of the board, and consultants. All equity-based awards vest based on continued service over the vesting period, which is four years, at a rate of 25% on the first anniversary of the vesting commencement date and 1/48th each month, thereafter.

The common unit options contain a forfeiture provision whereby upon voluntary termination by the option holder, the Company has the right to require the option holder to (i) sell all or a portion of any common units acquired by the optionee at a price equal to the lesser of (a) the aggregate fair market value of such common units on the date of such repurchase and (b) the aggregate common unit option price paid for the option units and (ii) surrender vested common unit options held by such optionee without consideration. In the event that a distribution related to the common unit options is probable to occur, the Company recognizes expense and records a liability equal to the present value of cash to be paid. No such distribution was deemed probable to occur during the years ended December 31, 2022 and 2023.

The ICUs are issued as profits interests in the LLC for U.S. federal income tax purposes and do not require the payment of an exercise price, but rather entitle the holder to participate in the future appreciation of the common units from and after the date of grant. Each ICU is granted with a threshold price applicable to such common unit. The threshold price represents the cumulative distributions that are required to have been made by the Company pursuant to the OneStream Software LLC operating agreement before a grantee is entitled to receive any distributions or payments in respect of such grantee’s common units.

The ICUs are accounted for as equity-based compensation. The Company recognizes expense related to ICUs evenly over the requisite service period. The Company accounts for forfeitures when they occur.

The Company accounts for ICUs based on their estimated grant date fair values. The Company estimates the fair value of its ICUs using an option-pricing model. Determining the grant date fair value of the Company’s units using an option-pricing model requires management to make assumptions and judgments. These estimates involve inherent uncertainties and, if different assumptions had been used, equity-based compensation expense could have been materially different from the amounts recorded.

The assumptions and estimates are as follows:

Fair Value of Underlying Units: Fair value of the common units underlying the ICUs has been established by the Company’s Board of Managers and was based on the valuation analyses performed by a third-party valuation firm. Given the absence of a public trading market for the units, the Company and its Board of Managers considered a third-party valuation and other factors including, but not limited to, a review of the Company, its business, its management and Board of Managers, its financial performance, projections, and capital structure, its market and competitors, the general economy, and other relevant factors.

Expected volatility: Expected volatility for the Company was estimated based on the historical average price volatilities of several publicly traded companies that are industry peers over a period equivalent to the expected term of the awards.

Expected term: As the Company does not have sufficient historical data relating to ICUs, the expected term of the ICUs was estimated using the simplified method, for which the expected term is presumed to be the mid-point between the vesting date and the end of the contractual term.

Risk-free interest rate: The risk-free rate for the expected term of the ICUs was based on the United States Treasury yield curve in effect during the period the ICUs were granted.

Estimated dividend yield: The estimated dividend yield is zero, as the Company does not currently intend to declare dividends in the foreseeable future.

There were no ICUs granted during the years ended December 31, 2022 or 2023.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development costs consist primarily of employee compensation related costs associated with new product development and enhancements to existing software products.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and recorded in the consolidated statements of operations as sales and marketing expense. The Company recorded advertising costs of $4.3 million and $1.6 million for the years ended December 31, 2022 and 2023, respectively.

Leases

Leases

The Company determines if an arrangement is a lease at contract inception. Leases arise from contracts that convey the right to control the use of identified property or equipment for a period of time in exchange for consideration. Leases are classified at commencement as either operating or finance leases. As of December 31, 2022 and 2023, all of the Company’s leases were classified as operating leases. Rent expense for operating leases is recognized on a straight-line basis over the lease term beginning on the lease commencement date.

Right-of-use (ROU) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. In determining the present value of lease payments, the Company uses its secured incremental borrowing rate (IBR) based on the information available at the lease commencement date, including the lease term. In determining the appropriate IBR, the Company considers information including, but not limited to, the lease term and the currency in which the arrangement is denominated. The Company’s lease agreements may contain options to extend or terminate the lease. Such options are included in the lease term when they are considered reasonably certain to be exercised. ROU assets are subject to evaluation for impairment or disposal on a basis consistent with other long-lived assets.

The Company’s lease agreements do not contain any material variable lease payments, any material residual value guarantees, or any material restrictions or covenants. Any leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet.
Income Taxes

Income Taxes

The Company is treated as a partnership for U.S. federal income tax purposes. Consequently, federal income taxes are not payable or provided for by the Company. Instead, members are taxed individually on their pro rata ownership share of the Company’s earnings. The Company’s net income or loss is allocated among the members in accordance with the Company’s operating agreement. Certain distributions are made by the Company periodically to provide cash flow to the members to cover their income tax obligations associated with flow‑through income allocations. The Company is subject to state income taxes in jurisdictions that tax partnerships at an entity level.

The foreign subsidiaries of the Company are required to pay foreign taxes based on the laws of the country in which the foreign subsidiary conducts business.

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred income taxes are recognized by applying the enacted tax rates expected to be in effect in future years to the differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as net operating losses and tax credit carryforwards. The measurement of deferred tax assets is reduced by a valuation allowance when it is more likely than not that some portion of the deferred tax assets will not be realized.

For the tax benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities based on the technical merits of the position. For such positions, the largest benefit that has a greater than 50% likelihood of being realized upon settlement is recognized in the Company’s consolidated financial statements. The Company has elected to record future penalties and interest related to income taxes within its income tax provision.

Membership Interest

Membership Interest

As of December 31, 2023, the Company’s ownership was comprised of 120,754,717 Series A preferred units outstanding, all owned by KKR Dream Holdings LLC, 7,538,791 Series B preferred units outstanding, held by multiple members, and 79,300,658 common units outstanding, of which 92% was owned by OneStream Software Holdings Corp. with the remaining held by multiple members.

As of December 31, 2023, the Company was authorized to issue 247,680,095 common units, 120,754,717 Series A preferred units, 7,538,791 Series B preferred units, an unlimited number of ICUs, and options directly and indirectly exercisable for, convertible into, or exchangeable for not more than 40,141,304 common units; provided, however, the Company shall only be authorized to issue ICUs to the extent that the total number of ICUs and common units directly or indirectly issuable upon exercise, conversion or exchange of options does not exceed 40,141,304.

Common units each carry the right for the Member owning it to cast one vote per unit on any matter to be approved by the Members. Each ICU carries the right for the member owning it to cast one vote per unit and once vested, holders of ICUs will participate in distributions. Refer to Note 8, Convertible Preferred Units, for disclosure on the rights and preferences of the convertible preferred units.

JOBS Act Accounting Election

JOBS Act Accounting Election

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (JOBS) Act of 2012. The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. This provision allows an emerging growth company to delay the adoption of some accounting standards until those standards would otherwise apply to private companies. The Company has elected to use the extended transition period under the JOBS Act for the adoption of certain accounting standards until the earlier of the date the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the financial statements of the Company may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Business Combinations

Business Combinations

The Company accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations (ASC 805). Assets acquired and liabilities assumed, if any, are measured at their estimated fair values on the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the condensed consolidated statements of operations.

The determination of the fair value of identifiable assets requires management to make certain assumptions and estimates of, among other things, projected revenues and costs, future expected cash flows, and discount rates. Although the Company believes the assumptions and estimates it has made in the past have been reasonable and appropriate, these estimates are based on historical experience and information obtained from the management of the acquired companies and are inherently uncertain.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company tests goodwill for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that impairment may exist. Goodwill impairment is recognized when the quantitative assessment concludes that the carrying value of goodwill exceeds the fair value. No goodwill impairment has been recognized in any period presented.

Other intangible assets consists of acquired developed technology, which the Company amortizes on a straight-line basis over the estimated useful life and reviews for impairment when warranted by changes in circumstance. No impairment of other intangible assets has been recognized in any period presented.

Concentration of Risk and Significant Customers

Concentration of Risk and Significant Customers

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash deposits with high-quality financial institutions with investment-grade ratings. The majority of the Company’s cash balances are with U.S. banks and are insured to the extent defined by the Federal Deposit Insurance Corporation.

No customer accounted for more than 10% of total revenue and no customer accounted for more than 10% of total accounts receivable in any period presented.

The Company relies upon a limited number of third-party hosted cloud computing vendors to serve customers and operate certain aspects of its services, such as environments for production, and development usage. Given this, any disruption of or interference at the hosted infrastructure partners would impact the Company’s operations and the Company’s business could be adversely impacted.

Concentration of Risk and Significant Customers

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities and accounts receivable. The Company maintains its cash deposits and investments in marketable securities with high-quality financial institutions with investment-grade ratings. The majority of the Company’s cash balances are with U.S. banks and are insured to the extent defined by the Federal Deposit Insurance Corporation.

No customer accounted for more than 10% of total revenue for the years ended December 31, 2022 and 2023, and no customer accounted for more than 10% of total accounts receivable as of December 31, 2022 and 2023.

The Company relies upon a limited number of third-party hosted cloud computing vendors to serve customers and operate certain aspects of its services, such as environments for production, and development usage. Given this, any disruption of or interference at the hosted infrastructure partners would impact the Company’s operations and the Company’s business could be adversely impacted.

Non-controlling Interests

Non-controlling Interests

Following the Reorganization Transactions, the Company consolidates the financial results of OneStream Software LLC. Therefore, the Company reports a non-controlling interest based on the LLC Units owned by the Continuing Members on the condensed consolidated balance sheets. Net loss attributed to the non-controlling interests is based on the weighted average LLC Units outstanding during the period, excluding LLC Units that are subject to vesting conditions, and is presented on the condensed consolidated statements of operations and comprehensive loss. Refer to Note 10, Non-controlling Interests, for further details.

Equity-based compensation

Equity-based compensation

The Company has issued equity-based awards to employees in the form of restricted stock units (RSUs) and stock options, and, prior to the Reorganization Transactions, OneStream Software LLC issued incentive compensation units (ICUs) and common unit options, as described in Note 11. The Company accounts for equity-based awards based on their grant date fair values. Determining the grant date fair values of equity-based awards requires management to make assumptions and judgments. These assumptions reflect the Company’s best estimates, but they involve inherent uncertainties based on market conditions. As a result, if other assumptions are used, equity-based compensation costs could be materially impacted. Equity-based compensation expense is recognized on a straight-line basis for awards with service-only vesting conditions, whereas awards with performance conditions are recognized using the accelerated attribution method. Forfeitures are accounted for as they occur. Refer to Note 11, Equity-based compensation, for further details on the Company’s equity-based compensation awards.

Net Loss per Share

Net Loss per Share

Net loss per share is computed by dividing net loss attributable to OneStream, Inc. for the period following the Reorganization Transactions by the weighted-average number of shares of Class A common stock and Class D common stock outstanding during the same period. Diluted net loss per share is computed giving effect to all potential weighted-average dilutive shares for the period following the Reorganization Transactions, including additional shares of Class D common stock issuable upon redemption of LLC Units held by Continuing Members, and Class A common stock issuable pursuant to outstanding stock options and RSUs, and under the 2024 Employee Stock Purchase Plan (ESPP), as applicable. Diluted net loss per share for all periods presented is the same as basic net loss per share as the inclusion of potentially issuable shares would be antidilutive.

All losses and earnings for the period prior to the IPO were entirely allocable to OneStream Software LLC. Due to the impact of the Reorganization Transactions, the Company’s capital structure for the pre- and post-IPO periods is not comparable. As a result, the presentation of net (loss) income per share for the periods prior to the IPO and Reorganization Transactions is not meaningful and only net loss per share for periods subsequent to the IPO and Reorganization Transactions are presented herein.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, including trade receivables. ASU No. 2016-13 replaces the previous incurred loss impairment model with an expected loss model that requires the use of forward-looking information to calculate credit loss estimates. The Company adopted this standard on January 1, 2023. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker. Additionally, the guidance will be applied retrospectively and will be effective for the Company for its fiscal year ended December 31, 2024 and interim periods thereafter. The Company is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update provide more transparency into income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The guidance will be applied prospectively and is effective for annual periods beginning after December 15, 2024, with the option to apply retrospectively. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements.

OneStream, Inc
Significant Accounting Policies [Line Items]
Basis of Presentation

Basis of Presentation

The balance sheets are presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows have not been presented because there have been no activities in this entity.